T. ROWE PRICE Ultra Short-Term Bond Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 26.1%
Auto Backed  13.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 3,537 3,598
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,492 1,506
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,183 1,194
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 1,869 1,880
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 2,092 2,103
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 7,388 7,432
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2B, FRN
SOFR30A + 0.55%, 4.208%, 3/19/29 (1) 4,285 4,291
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A3
4.12%, 5/20/30 (1) 6,215 6,251
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 1,039 1,046
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 1,941 1,954
ARI Fleet Lease Trust
Series 2025-A, Class A2
4.38%, 1/17/34 (1) 7,520 7,545
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 1,120 1,125
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 1,079 1,082
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class B
4.25%, 11/17/31  6,995 7,020

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carmax Select Receivables Trust
Series 2025-B, Class A2
4.19%, 3/15/29  6,600 6,608
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  768 750
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 9,312 9,354
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 676 677
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,143 1,146
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 14,825 14,983
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 7,000 7,150
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 11,062
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  2,933 2,958
Carvana Auto Receivables Trust
Series 2025-P2, Class A2
4.56%, 8/10/28  1,869 1,872
Carvana Auto Receivables Trust
Series 2025-P2, Class A3
4.55%, 8/12/30  4,365 4,408
Carvana Auto Receivables Trust
Series 2025-P4, Class A2
4.19%, 3/12/29  5,910 5,922
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 4,198 4,234
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 6,319 6,266
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  4,045 4,059

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,266 1,267
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,660
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  4,250 4,273
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,055
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 2,005 2,015
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 3,500 3,541
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 3,185 3,209
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 1,597 1,601
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 736 739
Enterprise Fleet Financing
Series 2025-2, Class A2
4.51%, 2/22/28 (1) 2,288 2,297
Exeter Automobile Receivables Trust
Series 2021-2A, Class E
2.90%, 7/17/28 (1) 25,325 25,308
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  1,582 1,597
Exeter Automobile Receivables Trust
Series 2024-3A, Class C
5.70%, 7/16/29  13,780 13,978
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,663
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  3,035 3,056

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,230
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  1,750 1,758
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  6,080 6,123
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  3,345 3,364
Ford Credit Auto Owner Trust
Series 2021-1, Class B
1.61%, 10/17/33 (1) 1,600 1,594
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,507
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 808
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,277
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  1,460 1,467
GM Financial Automobile Leasing Trust
Series 2025-1, Class A4
4.70%, 2/20/29  2,000 2,023
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,332
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,257
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 579 589
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 3,514 3,553
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 5,531 5,577

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 5,671 5,716
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 1,887 1,889
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,348
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,143
Hyundai Auto Lease Securitization Trust
Series 2026-A, Class B
4.16%, 5/15/30 (1) 1,800 1,810
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,310
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 2,285 2,295
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,624 2,632
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 1,840 1,846
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,670
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 6,381 6,410
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 324 329
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 930 935
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,341 14,397
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  2,200 2,217

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2
4.28%, 1/15/29  10,240 10,261
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  2,765 2,788
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,112
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 2,165 2,175
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,189
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,082 1,084
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,048
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 1,425 1,430
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,987 2,008
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 2,919 2,952
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 10,060 10,105
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 1,356 1,360
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A2
4.06%, 6/20/28 (1) 3,890 3,899
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 3,725 3,756
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 906 915

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 2,525 2,535
360,758
Collateralized Debt Obligation  8.0%
522 Funding
Series 2019-5A, Class AR2, CLO, FRN
3M TSFR + 1.02%, 4.68%, 4/15/35 (1) 13,350 13,350
Bain Capital Credit
Series 2020-2A, Class AR3, CLO, FRN
3M TSFR + 0.98%, 4.646%, 7/19/34 (1) 6,035 6,029
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 4/20/34 (1) 13,000 13,011
Bain Capital Credit
Series 2021-2A, Class A1R2, CLO, FRN
3M TSFR + 0.97%, 4.618%, 7/16/34 (1) 4,235 4,235
Bain Capital Credit
Series 2021-4A, Class A1RR, CLO, FRN
3M TSFR + 1.00%, 4.668%, 10/20/34 (1) 15,000 15,000
Battalion IX
Series 2015-9A, Class ARR, CLO, FRN
3M TSFR + 0.96%, 4.632%, 7/15/31 (1) 7,139 7,138
Battalion X
Series 2016-10A, Class A1R3, CLO, FRN
3M TSFR + 1.14%, 4.808%, 1/24/35 (1) 19,964 19,970
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.648%, 1/17/33 (1) 8,622 8,621
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.853%, 11/15/30 (1) 1,249 1,249
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.122%, 4/15/30 (1) 2,897 2,896
CIFC Funding
Series 2022-3A, Class AR, CLO, FRN
3M TSFR + 0.95%, 4.62%, 4/21/35 (1) 6,500 6,500
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 4.898%, 10/20/31 (1) 178 178
Dryden
Series 2017-53A, Class AR, CLO, FRN
3M TSFR + 1.00%, 4.672%, 1/15/31 (1) 7,184 7,183
Dryden
Series 2019-80A, Class ARR, CLO, FRN
3M TSFR + 0.95%, 4.618%, 1/17/33 (1) 5,022 5,021

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.761%, 7/23/32 (1) 1,672 1,672
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.72%, 10/20/32 (1) 4,899 4,898
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.718%, 10/18/35 (1) 9,939 9,954
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 13,265 13,287
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/37 (1) 1,619 1,620
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 10/15/34 (1)(2) 6,120 6,120
Madison Park Funding L
Series 2021-50A, Class AR, CLO, FRN
3M TSFR + 0.97%, 4.633%, 4/19/34 (1) 7,500 7,492
Madison Park Funding LII
Series 2021-52A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.769%, 1/22/35 (1) 6,000 5,998
Madison Park Funding XLII
Series 13A, Class AR2, CLO, FRN
3M TSFR + 0.92%, 4.591%, 11/21/30 (1) 3,270 3,273
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.711%, 7/23/32 (1) 4,754 4,754
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.699%, 7/23/36 (1) 4,850 4,850
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 11,454 11,480
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.463%, 2/14/31 (1) 614 613
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.663%, 1/15/35 (1) 9,810 9,810
OZLM XV
Series 2016-15A, Class A1R3, CLO, FRN
3M TSFR + 1.05%, 4.718%, 4/20/33 (1) 4,524 4,531

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Post
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.752%, 10/15/34 (1) 3,520 3,520
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.738%, 1/25/37 (1) 790 790
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 4.808%, 7/25/31 (1) 1,614 1,613
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 1,891 1,891
Wellfleet
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 4.822%, 7/15/34 (1) 11,640 11,645
220,192
Equip Lease Heavy Duty  1.9%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 3,991 4,046
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 4,361 4,408
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 492 493
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 38 38
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 940 950
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 1,454 1,468
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 935 936
Dell Equipment Finance Trust
Series 2025-1, Class A3
4.61%, 2/24/31 (1) 1,925 1,948
Dext
Series 2025-2, Class A2
4.10%, 4/17/28 (1) 4,545 4,544
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 1,280 1,284

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 3,912 3,933
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 305 306
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,942
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 6,128 6,156
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 3,070 3,088
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 214 215
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 5,139 5,183
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,534 1,539
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 451 460
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 7,505 7,537
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 1,175 1,179
52,653
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,364 3,936
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,055 946
4,882
Other Asset-Backed Securities  2.6%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 715 716

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 5,701 5,707
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 5,870 5,879
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 8,465 8,525
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 9,450 9,519
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 3,505 3,520
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,919
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,898
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 3,794 3,700
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 1,639 1,651
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 1,608 1,616
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 20 20
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,017 987
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 6,753 6,251
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 4.472%, 4/20/62 (1) 2,004 1,996
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 3,306 3,320

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 2,548 2,594
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 3,706 3,706
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 3,096 3,113
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,138 2,173
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  2,295 2,310
72,120
Student Loans  0.3%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 81 81
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 265 254
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,089 1,036
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 6,913 6,360
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 463 460
8,191
Total Asset-Backed Securities
(Cost $717,980) 718,796
CORPORATE BONDS
 47.6%
Aerospace & Defense  0.7%
Boeing, 2.70%, 2/1/27  7,500 7,419
Boeing, 2.80%, 3/1/27  4,823 4,765
Boeing, 3.10%, 5/1/26  7,000 6,986
19,170
Airlines  0.1%
Delta Air Lines, 4.95%, 7/10/28  2,965 3,014
3,014

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Automotive  4.1%
American Honda Finance, FRN, SOFR + 0.87%, 4.549%, 7/9/27  8,425 8,471
American Honda Finance, FRN, SOFRINDX + 0.72%, 4.407%,
10/5/26  831 833
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,848
Ford Motor Credit, 2.70%, 8/10/26  13,650 13,551
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,403
General Motors Financial, 5.00%, 7/15/27 (3) 12,500 12,662
General Motors Financial, FRN, SOFRINDX + 1.35%, 5.034%,
5/8/27  2,250 2,264
Hyundai Capital America, 2.375%, 10/15/27 (1) 1,500 1,462
Hyundai Capital America, 4.25%, 1/8/29 (1) 2,480 2,493
Hyundai Capital America, 4.85%, 3/25/27 (1) 7,255 7,321
Hyundai Capital America, 6.50%, 1/16/29 (1) 2,550 2,708
Hyundai Capital America, FRN, SOFR + 1.12%, 4.81%, 6/23/27 (1) 7,500 7,546
LG Energy Solution, 5.375%, 7/2/27  8,785 8,927
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,855 5,720
TML Holdings, 4.35%, 6/9/26  9,200 9,192
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,900
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1)(3) 6,000 6,054
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 2,189 2,232
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1) 2,961 3,041
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 5,997
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 750 787
112,412
Banking  10.2%
ABN AMRO Bank, 4.80%, 4/18/26 (1) 3,200 3,202
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(4) 4,000 4,050
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,362
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29  4,200 4,200
Banco Santander, VR, 5.552%, 3/14/28 (4) 3,800 3,856
Bank of Montreal, FRN, SOFRINDX + 0.88%, 4.58%, 9/10/27  3,250 3,258
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%,
4.765%, 2/16/28 (1) 6,200 6,245
Barclays, 5.20%, 5/12/26  7,805 7,813
Barclays, VR, 2.279%, 11/24/27 (4) 4,000 3,948
Barclays, VR, 4.219%, 5/24/30 (4) 5,080 5,080
Barclays, VR, 5.674%, 3/12/28 (4) 2,035 2,067
BNP Paribas, 4.375%, 5/12/26 (1) 4,000 3,999
BNP Paribas, 4.625%, 3/13/27 (1)(3) 750 754
BNP Paribas, VR, 2.159%, 9/15/29 (1)(4) 11,000 10,462
BPCE, 4.625%, 9/12/28 (1) 2,000 2,023
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 11,450 11,610
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (4) 3,880 3,903

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One, 3.45%, 7/27/26  1,000 998
Capital One Financial, 3.75%, 7/28/26  9,575 9,553
Capital One Financial, 4.10%, 2/9/27  2,639 2,642
Citibank, FRN, SOFR + 0.781%, 4.468%, 5/29/27  6,250 6,285
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,313
Credit Agricole, VR, 5.23%, 1/9/29 (1)(4) 14,910 15,221
Danske Bank, VR, 4.298%, 4/1/28 (1)(4) 5,628 5,649
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $6,610 (5) 6,610 6,629
HDFC Bank, 5.686%, 3/2/26  8,500 8,500
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 5,600 5,700
ING Groep, VR, 6.083%, 9/11/27 (4) 3,845 3,886
Lloyds Banking Group, 4.65%, 3/24/26  20,150 20,156
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (4) 3,980 4,017
Morgan Stanley Bank, FRN, SOFR + 0.94%, 4.621%, 7/14/28  6,500 6,531
Nationwide Building Society, 4.00%, 9/14/26 (1) 3,700 3,691
PNC Bank, FRN, SOFR + 0.73%, 4.412%, 7/21/28  6,500 6,508
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (4) 8,000 7,945
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (4) 1,890 1,896
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,239
Societe Generale, FRN, SOFR + 1.10%, 4.796%, 2/19/27 (1) 5,000 5,020
Societe Generale, VR, 5.249%, 5/22/29 (1)(4) 2,455 2,509
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 6,575 6,656
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,466
Standard Chartered, VR, 4.299%, 1/13/30 (1)(4) 10,530 10,562
Standard Chartered, VR, 5.688%, 5/14/28 (1)(4) 1,205 1,229
Standard Chartered, VR, 6.187%, 7/6/27 (1)(4) 5,800 5,842
Toronto-Dominion Bank, FRN, SOFR + 0.91%, 4.597%, 6/2/28  6,000 6,033
U.S. Bank, FRN, SOFR + 0.91%, 4.597%, 5/15/28  11,750 11,797
UBS Group, VR, 6.327%, 12/22/27 (1)(4) 5,700 5,806
Wells Fargo, VR, 4.182%, 1/23/30 (4) 6,500 6,523
Wells Fargo, VR, 5.707%, 4/22/28 (4) 6,480 6,599
280,233
Beverages  0.7%
Keurig Dr Pepper, 4.35%, 5/15/28  6,500 6,536
Keurig Dr Pepper, 5.10%, 3/15/27  6,250 6,316
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.267%, 11/15/26  6,500 6,500
19,352
Building & Real Estate  0.3%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,544
9,544
Cable Operators  0.2%
Charter Communications Operating, 3.75%, 2/15/28  2,633 2,609

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 4.20%, 3/15/28  3,000 2,997
Cox Communications, 3.35%, 9/15/26 (1) 1,000 996
6,602
Chemicals  0.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,048 4,962
MEGlobal, 2.625%, 4/28/28  10,681 10,291
15,253
Consumer Products  0.4%
KT&G, 5.00%, 5/2/28  4,570 4,664
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,857
11,521
Drugs  0.1%
Viatris, 2.30%, 6/22/27  2,250 2,194
2,194
Energy  2.7%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,913
Cheniere Energy, 4.625%, 10/15/28  2,650 2,649
Colorado Interstate Gas, 4.15%, 8/15/26 (1) 1,114 1,113
Continental Resources, 2.268%, 11/15/26 (1) 13,582 13,394
Continental Resources, 4.375%, 1/15/28  2,300 2,303
EQT, 3.125%, 5/15/26 (1) 2,000 1,995
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,709
ONEOK, 4.85%, 7/15/26  1,000 1,001
ONEOK, 5.55%, 11/1/26  3,665 3,697
ONEOK, 5.625%, 1/15/28 (1) 4,151 4,240
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,391
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  7,705 7,785
Targa Resources, 4.35%, 1/15/29  2,300 2,317
Targa Resources, 5.20%, 7/1/27  3,092 3,142
Targa Resources Partners, 5.00%, 1/15/28  8,202 8,205
74,854
Entertainment & Leisure  0.6%
Carnival, 4.00%, 8/1/28 (1) 7,000 6,945
Royal Caribbean Cruises, 5.375%, 7/15/27 (1) 3,427 3,453
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 5,250 5,250
15,648
Financial  2.1%
Ally Financial, VR, 5.737%, 5/15/29 (4) 3,210 3,297
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,016
Jackson Financial, 5.17%, 6/8/27 (3) 1,455 1,473
LPL Holdings, 4.625%, 11/15/27 (1) 600 600
LPL Holdings, 4.90%, 4/3/28  2,345 2,372
LPL Holdings, 5.70%, 5/20/27  13,063 13,266

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rocket Mortgage, 2.875%, 10/15/26 (1) 13,000 12,846
Stellantis Financial Services U.S., FRN, SOFR + 1.69%, 5.382%,
9/15/28 (1) 6,400 6,414
Western Union, 1.35%, 3/15/26  9,635 9,624
58,908
Food Processing  0.3%
Conagra Brands, 4.85%, 11/1/28  7,260 7,362
7,362
Food/Tobacco  1.0%
BAT Capital, 3.557%, 8/15/27  15,900 15,818
BAT Capital, 4.70%, 4/2/27  2,600 2,618
Imperial Brands Finance, 3.50%, 7/26/26 (1) 1,262 1,259
Philip Morris International, FRN, SOFR + 0.66%, 4.343%, 10/27/28  6,500 6,502
26,197
Gaming  0.2%
Gohl Capital, 4.25%, 1/24/27  5,040 5,025
5,025
Gas & Gas Transmission  0.5%
National Fuel Gas, 3.95%, 9/15/27 (3) 14,059 14,031
14,031
Health Care  4.6%
Baxter International, 1.915%, 2/1/27  6,870 6,735
Cencora, 3.95%, 2/13/29  3,375 3,377
Centene, 4.25%, 12/15/27  15,632 15,537
HCA, 4.50%, 2/15/27  19,776 19,809
Highmark, 1.45%, 5/10/26 (1) 12,754 12,675
Icon Investments Six, 5.809%, 5/8/27  14,074 14,204
IQVIA, 6.25%, 2/1/29  7,000 7,357
Medline Borrower, 3.875%, 4/1/29 (1) 13,500 13,277
Medline Borrower, 6.25%, 4/1/29 (1) 9,110 9,401
PRA Health Sciences, 2.875%, 7/15/26 (1) 3,530 3,502
Solventum, 5.45%, 2/25/27  6,760 6,851
Utah Acquisition Sub, 3.95%, 6/15/26  15,400 15,374
128,099
Home Builders  0.6%
Amrize Finance U.S., 3.50%, 9/22/26  7,500 7,460
Amrize Finance U.S., 4.60%, 4/7/27  8,450 8,511
15,971
Industrial - Other  0.5%
AGCO, 5.45%, 3/21/27  14,272 14,441
14,441
Information Technology  2.6%
Amphenol, FRN, SOFR + 0.53%, 4.217%, 11/15/27  19,500 19,501

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fiserv, 5.15%, 3/15/27  7,550 7,623
Fiserv, 5.375%, 8/21/28  12,750 13,068
Intel, 2.60%, 5/19/26  4,011 3,999
Leidos, 4.10%, 3/15/29  2,610 2,616
Marvell Technology, 1.65%, 4/15/26  15,737 15,692
NXP, 3.15%, 5/1/27  2,625 2,602
NXP, 4.30%, 8/19/28  1,830 1,842
SK hynix, 4.25%, 9/11/28 (1) 5,250 5,292
72,235
Insurance  2.1%
Athene Global Funding, 4.95%, 1/7/27 (1)(3) 5,750 5,791
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,000 993
Brown & Brown, 4.70%, 6/23/28  1,385 1,400
Corebridge Financial, 3.65%, 4/5/27  9,388 9,339
Equitable America Global Funding, 4.30%, 12/15/28 (1) 1,860 1,869
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.402%,
9/15/27 (1) 1,830 1,832
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)(3) 6,215 6,264
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,721
Marsh & McLennan, FRN, SOFRINDX + 0.70%, 4.384%, 11/8/27  4,125 4,137
Voya Financial, 3.65%, 6/15/26  17,754 17,738
57,084
Investment Dealers  0.2%
Bank of America, 6.22%, 9/15/26  4,500 4,549
4,549
Manufacturing  0.7%
CNH Industrial Capital, 4.75%, 3/21/28  6,000 6,081
Fortive, 3.15%, 6/15/26  1,340 1,335
Regal Rexnord, 6.05%, 4/15/28  12,150 12,599
20,015
Media & Communications  0.0%
Prosus, 3.257%, 1/19/27  785 779
779
Metals & Mining  1.6%
ABJA Investment, 5.45%, 1/24/28  7,180 7,337
Anglo American Capital, 4.00%, 9/11/27 (1) 3,474 3,467
ArcelorMittal, 4.55%, 3/11/26  2,800 2,800
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  9,740 9,688
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,140
Freeport-McMoRan, 4.125%, 3/1/28  3,822 3,819
Freeport-McMoRan, 4.375%, 8/1/28  5,600 5,607
Freeport-McMoRan, 5.00%, 9/1/27  883 884

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Freeport-McMoRan, 5.25%, 9/1/29  4,321 4,386
45,128
Oil Field Service  0.3%
Thaioil Treasury Center, 4.625%, 11/20/28  7,610 7,660
7,660
Other Telecommunications  0.7%
Axiata, 4.357%, 3/24/26  8,820 8,821
KT, 4.375%, 1/3/29 (1) 5,260 5,323
NTT Finance, FRN, SOFR + 1.08%, 4.759%, 7/16/28 (1) 5,835 5,888
20,032
Pharmaceuticals  0.5%
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 4,227 4,277
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 9,500 9,534
13,811
Real Estate Investment Trust Securities  1.7%
American Homes 4 Rent, 4.25%, 2/15/28  7,723 7,739
Brixmor Operating Partnership, 3.90%, 3/15/27  14,023 14,005
CubeSmart, 3.125%, 9/1/26  946 940
Essex Portfolio, 3.375%, 4/15/26  1,899 1,897
Healthcare Realty Holdings, 3.50%, 8/1/26  12,253 12,199
Healthpeak OP, 1.35%, 2/1/27  1,365 1,334
Healthpeak Properties, 3.25%, 7/15/26  8,500 8,474
46,588
Retail  0.9%
CVS Health, 1.30%, 8/21/27  4,600 4,429
CVS Health, 2.875%, 6/1/26  8,120 8,098
CVS Health, 4.30%, 3/25/28  5,450 5,481
Ross Stores, 0.875%, 4/15/26  6,500 6,475
24,483
Services  1.4%
Fidelity National Information Services, 3.75%, 5/21/29  4,015 3,957
Gartner, 4.50%, 7/1/28 (1) 14,430 14,222
Global Payments, 4.50%, 11/15/28  13,000 13,045
MSCI, 4.00%, 11/15/29 (1) 7,000 6,871
38,095
Supermarkets  0.2%
Cencosud, 4.375%, 7/17/27 (1) 6,010 6,024
6,024
Transportation  0.5%
GATX, 5.40%, 3/15/27  3,230 3,276
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,207
Penske Truck Leasing, 3.40%, 11/15/26 (1) 5,000 4,977
12,460

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation (Excluding Railroads)  0.3%
DP World Crescent, 4.848%, 9/26/28  7,640 7,709
7,709
Utilities  2.0%
Ameren, 1.75%, 3/15/28 (3) 3,389 3,242
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,964
Pacific Gas & Electric, 3.30%, 3/15/27  1,500 1,489
Pacific Gas & Electric, 3.30%, 12/1/27  10,430 10,301
Pacific Gas & Electric, 5.45%, 6/15/27  7,690 7,813
Southern California Edison, 4.875%, 2/1/27  5,000 5,034
Southern California Edison, 4.90%, 6/1/26  3,000 3,002
Southern California Edison, 5.15%, 6/1/29  5,130 5,277
Southern California Edison, Series D, 4.70%, 6/1/27  7,000 7,052
55,174
Wireless Communications  1.4%
Crown Castle, 1.05%, 7/15/26  6,130 6,060
Crown Castle, 2.90%, 3/15/27  4,250 4,203
Crown Castle, 3.80%, 2/15/28  4,850 4,830
Crown Castle, 4.00%, 3/1/27  3,500 3,499
Rogers Communications, 3.20%, 3/15/27  13,000 12,903
Rogers Communications, 5.00%, 2/15/29  4,425 4,524
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,801
38,820
Total Corporate Bonds
(Cost $1,303,426) 1,310,477
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.7%
Foreign Government & Municipalities (Excluding
Canadian)  0.7%
Government of Japan Treasury Bills, Series 1359, 0.73%, 5/7/26
(JPY)  2,079,900 13,301
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,397
Total Foreign Government Obligations & Municipalities
(Cost $18,623) 18,698
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.9%
Commercial Mortgage-Backed Securities  1.0%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 4.522%, 11/15/36 (1) 3,018 3,017

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.36%, 12/15/44 (1) 12,255 12,266
FREMF Mortgage Trust
Series 2017-K65, Class B, ARM
4.084%, 7/25/50 (1) 1,325 1,321
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.854%, 9/6/38 (1) 1,535 1,523
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.051%, 5/15/39 (1) 6,665 6,661
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.251%, 6/15/39 (1) 2,440 2,442
27,230
Whole Loans Backed  7.9%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 244 242
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 6,471 6,033
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 5,306 5,364
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 5.567%, 6/25/43 (1) 2,290 2,310
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 4.767%, 2/25/44 (1) 1,127 1,127
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 4.667%, 7/25/44 (1) 40 40
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.667%, 5/25/45 (1) 3,260 3,263
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.617%, 9/25/45 (1) 3,024 3,031
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM
SOFR30A + 0.85%, 4.517%, 1/25/46 (1) 5,375 5,371
Cross Mortgage Trust
Series 2025-H7, Class A1, CMO, ARM
4.934%, 9/25/70 (1) 11,442 11,466

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 1,849 1,788
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 3,124 3,133
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,332 2,354
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.868%, 10/25/70 (1) 5,865 5,872
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 2,278 2,290
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 2,348 2,361
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 161 154
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,157 2,073
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 7,928 7,966
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 2,133 2,149
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 6,159 5,340
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 2,158 2,172
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 454 437
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,414 1,421
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 4,875 4,921

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 1,015 1,027
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 11,874 10,576
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 5,721 5,762
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.688%, 10/25/59 (1) 28 28
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,689 2,419
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 4.687%, 12/25/49 (1) 390 382
OBX Trust
Series 2025-NQM13, Class A1, CMO, ARM
5.441%, 5/25/65 (1) 6,858 6,932
OBX Trust
Series 2025-NQM14, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.867%, 7/25/65 (1) 3,326 3,329
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP
5.143%, 7/27/65 (1) 4,515 4,549
Progress Residential Trust
Series 2021-SFR6, Class A
1.524%, 7/17/38 (1) 4,337 4,298
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,290 2,257
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 128 123
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 8,649 8,638
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,069 1,028
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 880 841

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.767%, 9/25/41 (1) 11,000 11,070
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 4.967%, 2/25/42 (1) 701 702
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.617%, 6/25/42 (1) 2,577 2,617
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.517%, 11/25/43 (1) 2,016 2,033
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.917%, 5/25/44 (1) 10,366 10,420
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.717%, 10/25/44 (1) 2,722 2,729
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.917%, 3/25/44 (1) 6,376 6,400
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.617%, 1/25/45 (1) 725 725
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 4.767%, 5/25/45 (1) 2,279 2,284
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.617%, 9/25/45 (1) 3,534 3,542
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.567%, 10/25/45 (1) 4,144 4,147
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class A1, CMO, ARM
SOFR30A + 0.85%, 4.508%, 2/25/46 (1) 5,690 5,688
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.658%, 2/25/46 (1) 3,370 3,370
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 55 54
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 3,210 2,952

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,812 2,598
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 571 555
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 3,819 3,670
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 4,536 4,529
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,178 1,188
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 2,668 2,695
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 4,927 4,954
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 1,781 1,800
Verus Securitization Trust
Series 2025-7, Class A1B, CMO, STEP
5.129%, 8/25/70 (1) 2,399 2,412
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 911 888
218,889
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $249,107) 246,119
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 2.0%
U.S. Government Agency Obligations  2.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.123%, 2/15/45  131 130
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 8/1/55  19,642 20,303
6.50%, 1/1/55  4,113 4,286
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.182%, 1/25/45  104 104

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
5.50%, 7/1/53  22,929 23,399
6.00%, 10/1/54  8,383 8,602
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $56,335) 56,824
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 2.9%
U.S. Treasury Obligations  2.9%
U.S. Treasury Notes, 3.375%, 11/30/27  15,680 15,671
U.S. Treasury Notes, 3.50%, 10/31/27  26,500 26,531
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,836
U.S. Treasury Notes, 4.125%, 2/28/27  12,025 12,095
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,332
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,591
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $79,787) 80,056
SHORT-TERM INVESTMENTS
 11.9%
Commercial Paper  11.0%
4(2)  11.0%(6)
Bacardi-Martini, 3.954%, 3/24/26  7,650 7,628
Bacardi-Martini, 4.046%, 3/12/26  5,650 5,642
Brunswick, 4.153%, 3/5/26  25,500 25,482
Conagra Brands, 3.901%, 3/2/26  7,000 6,998
Conagra Brands, 3.906%, 3/11/26  20,000 19,974
Crown Castle, 3.743%, 3/19/26  8,050 8,031
Energy Transfer Partners, 3.791%, 3/2/26  10,700 10,697
Global Payments, 4.117%, 3/6/26  19,750 19,735
Harley-Davidson Financial Services, 3.873%, 3/6/26  6,000 5,995
Harley-Davidson Financial Services, 4.142%, 3/4/26  4,000 3,998
Harley-Davidson Financial Services, 4.214%, 3/17/26  15,900 15,868
Harley-Davidson Financial Services, 4.235%, 5/28/26  1,100 1,088
HCA, 3.982%, 3/2/26  6,600 6,598
HCA, 4.237%, 5/12/26  7,700 7,634
International Flavors & Fragrances, 3.152%, 3/2/26  15,000 14,995
International Flavors & Fragrances, 3.474%, 3/10/26  8,000 7,991
ONEOK, 3.86%, 3/9/26  15,000 14,984
Ovintiv, 3.912%, 3/16/26  7,700 7,685
Ovintiv, 3.958%, 3/20/26  19,300 19,253

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Quanta Services, 3.831%, 3/2/26  19,000 18,994
RELX, 3.751%, 3/2/26  1,400 1,399
Rogers Communications, 3.994%, 4/2/26  6,400 6,376
Rogers Communications, 4.016%, 3/12/26  3,000 2,996
Southern California Edison, 4.221%, 3/6/26  17,000 16,987
Stanley Black & Decker, 3.958%, 3/16/26  24,500 24,454
Targa Resources, 3.801%, 3/2/26  7,000 6,998
Targa Resources, 3.856%, 3/3/26  8,000 7,996
Targa Resources, 3.913%, 3/11/26  6,000 5,992
Total Commercial Paper 302,468
a a a
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.73% (7)(8) 3 3
Total Money Market Funds 3
a a a
U.S. Treasury Obligations  0.9%
U.S. Treasury Bills, 3.564%, 5/12/26  13,335 13,241
U.S. Treasury Bills, 3.808%, 3/17/26 (9) 13,000 12,980
Total U.S. Treasury Obligations 26,221
Total Short-Term Investments
(Cost $328,754) 328,692
SECURITIES LENDING COLLATERAL
 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.67% (7)(8) 7,299 7,299
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 7,299
Total Securities Lending Collateral
(Cost $7,299) 7,299

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased
0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Two Year Notes Futures, Put, 5/22/26 @
$103.50 (10) 2,000 418,547 32
Total Exchange-Traded Options Purchased (Cost $128) 32
OTC Options Purchased
0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S45, 5 Year Index,
12/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 4/15/26 @
0.55%* (10) 1 150,000 342
Total OTC Options Purchased (Cost $215) 342
Total Options Purchased (Cost $343) 374
Total Investments in Securities 100.4%
(Cost $2,761,654) $ 2,767,335
Other Assets Less Liabilities (0.4)% (12,132)
Net Assets 100.0% $ 2,755,203
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,224,879 and represents 44.5% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) All or a portion of this security is on loan at February 28, 2026.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,629 and represents 0.2% of net assets.
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $302,468 and represents 11.0% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.80%* 1 150,000 (81)
Total Options Written (Premiums $(51)) $ (81)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/7/26 USD 13,480 JPY 2,079,900 $ 77
Net unrealized gain (loss) on open forward
currency exchange contracts $ 77

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 204 Three Month SOFR Futures contracts 3/26 49,120 $ (7)
Short, 34 U.S. Treasury Long Bond contracts 6/26 (4,028) (30)
Short, 676 U.S. Treasury Notes five year contracts 6/26 (74,455) (217)
Short, 107 U.S. Treasury Notes ten year contracts 6/26 (12,178) (54)
Short, 520 U.S. Treasury Notes two year contracts 6/26 (108,822) (122)
Short, 13 Ultra U.S. Treasury Bonds contracts 6/26 (1,581) (15)
Short, 86 Ultra U.S. Treasury Notes ten year
contracts 6/26 (10,039) (54)
Net payments (receipts) of variation margin to date (7)
Variation margin receivable (payable) on open futures contracts $ (506)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 3++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 1,706  ¤  ¤ $ 3
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 7,299
Total $ 7,302^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,302.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Ultra Short-Term Bond Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,430,970 $ — $ 2,430,970
Short-Term Investments 3 328,689 — 328,692
Securities Lending Collateral 7,299 — — 7,299
Options Purchased 32 342 — 374
Total Securities 7,334 2,760,001 — 2,767,335
Forward Currency Exchange
Contracts — 77 — 77
Total $ 7,334 $ 2,760,078 $ — $ 2,767,412
Liabilities
Options Written $ — $ 81 $ — $ 81
Futures Contracts* 499 — — 499
Total $ 499 $ 81 $ — $ 580
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F188-054Q3 02/26